RULE 497(e)

333-69386

SUPPLEMENT DATED AUGUST 22, 2011

TO THE PROSPECTUSES DATED MAY 1, 2011

FOR PENNFREEDOM VARIABLE ANNUITY,

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT REVISES INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

This supplement explains that certain fixed interest accounts are no longer available for purchase with new contracts.

The prospectus contains a section captioned “MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS”, which refers to a Three-Year Fixed Interest Account and a Five-Year Fixed Interest Account (collectively, the “Accounts”).

The Accounts will not be available for allocations or transfers of Account value on any contracts issued on or after August 22, 2011

There is no change to this provision for contract owners who purchased a contract prior to August 22, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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